Derivative instruments	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments
Derivative instruments

We use derivatives to manage exposure to market risk, including interest rate risk, equity price risk and foreign currency risk, as well as credit risk. Our trading activities are focused on acting as a market-maker for our customers and facilitating customer trades in compliance with the Volcker Rule.

The notional amounts for derivative financial instruments express the dollar volume of the transactions; however, credit risk is much smaller. We perform credit reviews and enter into netting agreements and collateral arrangements to minimize the credit risk of derivative financial instruments. We enter into offsetting positions to reduce exposure to foreign currency, interest rate and equity price risk.

Use of derivative financial instruments involves reliance on counterparties. Failure of a counterparty to honor its obligation under a derivative contract is a risk we assume whenever we engage in a derivative contract. There were no counterparty default losses recorded in 2018 or 2017.

Hedging derivatives

We utilize interest rate swap agreements to manage our exposure to interest rate fluctuations. We enter into fair value hedges as an interest rate risk management strategy to reduce fair value variability by converting certain fixed rate interest payments associated with available-for-sale securities and long-term debt to LIBOR.

The available-for-sale securities hedged consist of U.S. Treasury bonds, agency and non-agency commercial MBS, sovereign debt, corporate bonds and covered bonds that had original maturities of 30 years or less at initial purchase. At Dec. 31, 2018, $19.2 billion face amount of available-for-sale securities were hedged with interest rate swaps designated as fair value hedges that had notional values of $19.3 billion.

The fixed rate long-term debt instruments hedged generally have original maturities of five to 30 years. We issue both callable and non-callable debt. The debt is hedged with “receive fixed rate, pay variable rate” swaps. At Dec. 31, 2018, $16.6 billion par value of debt was hedged with interest rate swaps designated as fair value hedges that had notional values of $16.6 billion.

In addition, we utilize forward foreign exchange contracts as hedges to mitigate foreign exchange exposures. We use forward foreign exchange contracts as cash flow hedges to convert certain forecasted non-U.S. dollar revenue and expenses into U.S. dollars. We use forward foreign exchange contracts with maturities of 15 months or less as cash flow hedges to hedge our foreign exchange exposure to Indian rupee, British pound, Hong Kong dollar, Singapore dollar and Polish zloty revenue and expense transactions in entities that have the U.S. dollar as their functional currency. As of Dec. 31, 2018, the hedged forecasted foreign currency transactions and designated forward foreign exchange contract hedges were $234 million (notional), with a pre-tax loss of $1 million recorded in accumulated OCI. This loss will be reclassified to earnings over the next 12 months.

We also utilize forward foreign exchange contracts as fair value hedges of the foreign exchange risk associated with available-for-sale securities. Forward points are designated as an excluded component, and amortized into earnings over the hedge period. The unamortized derivative value associated with the excluded component is recognized in accumulated OCI. At Dec. 31, 2018, $147 million face amount of available-for-sale securities were hedged with foreign currency forward contracts that had a notional value of $147 million.

Forward foreign exchange contracts are also used to hedge the value of our net investments in foreign subsidiaries. These forward foreign exchange contracts have maturities of less than one year. The derivatives employed are designated as hedges of changes in value of our foreign investments due to exchange rates. Changes in the value of the forward foreign exchange contracts offset the changes in value of the foreign investments due to changes in foreign exchange rates. The change in fair market value of these forward foreign exchange contracts is reported within foreign currency translation adjustments in shareholders’ equity, net of tax. At Dec. 31, 2018, forward foreign exchange contracts with notional amounts totaling $5.9 billion were designated as net investment hedges.

In addition to forward foreign exchange contracts, we also designate non-derivative financial instruments as hedges of our net investments in foreign subsidiaries. Those non-derivative financial instruments designated as hedges of our net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies, and, at Dec. 31, 2018, had a combined U.S. dollar equivalent value of $175 million.

The following table presents the gains (losses) related to our hedging derivative portfolio recognized in the consolidated income statement.

Income statement impact of fair value and cash flow hedges		Year ended Dec. 31,
(in millions)	Location of gains (losses)	2018	2017	2016
Interest rate fair value hedges of available-for-sale securities
Derivative	Interest income	$284	$82	$49
Hedged item	Interest income	(273)	(97)	(50)
Interest rate fair value hedges of long-term debt
Derivative	Interest expense	(328)	(197)	(323)
Hedged item	Interest expense	330	190	320
Foreign exchange fair value hedges of available-for-sale securities
Derivative (a)	Other revenue	(2)	—	—
Hedged item	Other revenue	2	—	—
Cash flow hedges of forecasted FX exposures
Gain (loss) reclassified from OCI into income	Trading revenue	—	2	(16)
Gain reclassified from OCI into income	Other revenue	2	8	—
(Loss) reclassified from OCI into income	Net interest revenue	—	—	(18)
(Loss) gain reclassified from OCI into income	Staff expense	(4)	10	(11)
Gains (losses) recognized in the consolidated income statement due to fair value and cash flow hedging relationships		$11	$(2)	$(49)

(a)	Includes $1 million associated with the amortization of the excluded component. At Dec. 31, 2018, the remaining accumulated OCI balance associated with the excluded component was de minimis.

The following table presents the impact of hedging derivatives used in net investment hedging relationships in the consolidated income statement.

Impact of derivative instruments used in net investment hedging relationships in the income statement
(in millions)	Gain or (loss) recognized in accumulated OCI on derivatives Year ended Dec. 31,				Gain or (loss) reclassified from accumulated OCI into income Year ended Dec. 31,
Derivatives in net investment hedging relationships				Location of gain or (loss) reclassified from accumulated OCI into income
	2018	2017	2016		2018	2017	2016
FX contracts	$535	$(625)	$652	Net interest revenue	$—	$—	$—

The following table presents information on the hedged items in fair value hedging relationships.

Hedged items in fair value hedging relationships at Dec. 31, 2018	Carrying amount of hedged asset or liability	Hedge accounting basis adjustment (decrease)
(in millions)
Available-for-sale securities (a)	$19,201	$(125)
Long-term debt	16,147	(453)	(b)

(a)
Excludes hedged items where only foreign currency risk is the designated hedged risk, as the basis adjustments related to foreign currency hedges will not reverse through the consolidated income statement in future periods. The carrying amount excluded for available-for-sale securities was $148 million at Dec. 31, 2018.

(b)	Includes $284 million of basis adjustment on long-term debt associated with terminated hedges.

The following table summarizes the notional amount and credit exposure of our total derivative portfolio at Dec. 31, 2018 and Dec. 31, 2017.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
	Dec. 31,		Dec. 31,		Dec. 31,
(in millions)	2018	2017	2018	2017	2018	2017
Derivatives designated as hedging instruments: (a)(b)
Interest rate contracts	$35,890	$36,315	$23	$278	$74	$534
Foreign exchange contracts	6,330	8,923	266	45	14	266
Total derivatives designated as hedging instruments			$289	$323	$88	$800
Derivatives not designated as hedging instruments: (b)(c)
Interest rate contracts	$248,534	$267,485	$3,590	$6,439	$3,116	$6,353
Foreign exchange contracts	831,730	767,999	4,807	5,104	5,215	5,067
Equity contracts	927	1,698	68	70	118	149
Credit contracts	150	180	—	—	1	4
Total derivatives not designated as hedging instruments			$8,465	$11,613	$8,450	$11,573
Total derivatives fair value (d)			$8,754	$11,936	$8,538	$12,373
Effect of master netting agreements (e)			(5,939)	(8,845)	(6,170)	(8,797)
Fair value after effect of master netting agreements			$2,815	$3,091	$2,368	$3,576

(a)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the consolidated balance sheet.

(b)
Pursuant to a rule change at a clearing organization in 2018, cash collateral exchanged is deemed a settlement of the derivative each day. The impact of the change reduced the gross fair value of derivative assets and liabilities and a corresponding decrease in effect of master netting agreements, with no impact to the consolidated balance sheet.

(c)
The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the consolidated balance sheet.

(d)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815, Derivatives and Hedging.

(e)
Effect of master netting agreements includes cash collateral received and paid of $809 million and $1,040 million, respectively, at Dec. 31, 2018, and $925 million and $877 million, respectively, at Dec. 31, 2017.

Trading activities (including trading derivatives)

Our trading activities are focused on acting as a market-maker for our customers, facilitating customer trades and risk mitigating economic hedging in compliance with the Volcker Rule. The change in the fair value of the derivatives utilized in our trading activities is recorded in foreign exchange and other trading revenue on the consolidated income statement.

The following table presents our foreign exchange and other trading revenue.

Foreign exchange and other trading revenue	Year ended Dec. 31,
(in millions)	2018	2017	2016
Foreign exchange	$663	$638	$687
Other trading revenue	69	30	14
Total foreign exchange and other trading revenue	$732	$668	$701

Foreign exchange revenue includes income from purchasing and selling foreign currencies and currency forwards, futures and options. Other trading revenue reflects results from trading in cash instruments including fixed income and equity securities and non-foreign exchange derivatives.

We also use derivative financial instruments as risk mitigating economic hedges, which are not formally designated as accounting hedges. This includes hedging the foreign currency, interest rate or market risks inherent in some of our balance sheet exposures, such as seed capital investments and deposits, as well as certain investment management fee revenue streams. We also use total return swaps to economically hedge obligations arising from the company’s deferred compensation plan whereby the participants defer compensation and earn a return linked to the performance of investments they select. The gains or losses on these total return swaps are recorded in staff expense on the consolidated income statement and was a loss of $20 million in 2018, a gain of $26 million in 2017 and a gain of $14 million in 2016.

We manage trading risk through a system of position limits, a VaR methodology based on historical simulation and other market sensitivity measures. Risk is monitored and reported to senior management by a separate unit, independent from trading, on a daily basis. Based on certain assumptions, the VaR methodology is designed to capture the potential overnight pre-tax dollar loss from adverse changes in fair values of all trading positions. The calculation assumes a one-day holding period, utilizes a 99% confidence level and incorporates non-linear product characteristics. The VaR model is one of several statistical models used to develop economic capital results, which are allocated to lines of business for computing risk-adjusted performance.

VaR methodology does not evaluate risk attributable to extraordinary financial, economic or other occurrences. As a result, the risk assessment process includes a number of stress scenarios based upon the risk factors in the portfolio and management’s assessment of market conditions. Additional stress scenarios based upon historical market events are also performed. Stress tests may incorporate the impact of reduced market liquidity and the breakdown of historically observed correlations and extreme scenarios. VaR and other statistical measures, stress testing and sensitivity analysis are incorporated in other risk management materials.

Counterparty credit risk and collateral

We assess credit risk of our counterparties through regular examination of their financial statements, confidential communication with the management of those counterparties and regular monitoring of publicly available credit rating information. This and other information is used to develop proprietary credit rating metrics used to assess credit quality.

Collateral requirements are determined after a comprehensive review of the credit quality of each counterparty. Collateral is generally held or pledged in the form of cash and/or highly liquid government securities. Collateral requirements are monitored and adjusted daily.

Additional disclosures concerning derivative financial instruments are provided in Note 19.

Disclosure of contingent features in OTC derivative instruments

Certain OTC derivative contracts and/or collateral agreements contain credit-risk contingent features triggered upon a rating downgrade in which the counterparty has the right to request additional collateral or the right to terminate the contracts in a net liability position.

The following table shows the aggregate fair value of OTC derivative contracts in net liability positions that contained credit-risk contingent features and the value of collateral that has been posted.

	Dec. 31,
(in millions)	2018	2017
Aggregate fair value of OTC derivatives in net liability positions (a)	$2,877	$2,393
Collateral posted	$2,801	$2,115

(a)	Before consideration of cash collateral.

The aggregate fair value of OTC derivative contracts containing credit-risk contingent features can fluctuate from quarter to quarter due to changes in market conditions, composition of counterparty trades, new business or changes to the contingent features.

The Bank of New York Mellon, our largest banking subsidiary, enters into the substantial majority of our OTC derivative contracts and/or collateral agreements. As such, the contingent features may be triggered if The Bank of New York Mellon’s long-term issuer rating was downgraded.

The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions for three key ratings triggers.

Potential close-out exposures (fair value) (a)
(in millions)	Dec. 31, 2018	Dec. 31, 2017
If The Bank of New York Mellon’s rating changed to: (b)
A3/A-	$15	$92
Baa2/BBB	$116	$748
Ba1/BB+	$1,041	$2,007

(a)	The amounts represent potential total close-out values if The Bank of New York Mellon’s long-term issuer rating were to immediately drop to the indicated levels, and do not reflect collateral posted.

(b)	Represents rating by Moody’s/S&P.

If The Bank of New York Mellon’s debt rating had fallen below investment grade on Dec. 31, 2018 and Dec. 31, 2017, existing collateral arrangements would have required us to post additional collateral of $100 million and $102 million, respectively.
Offsetting assets and liabilities

The following tables present derivative instruments and financial instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements. There were no derivative instruments or financial instruments subject to a legally enforceable netting agreement for which we are not currently netting.

Offsetting of derivative assets and financial assets at Dec. 31, 2018
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized in the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$2,654	$2,202		$452	$133	$—	$319
Foreign exchange contracts	4,409	3,724		685	70	—	615
Equity and other contracts	38	13		25	—	—	25
Total derivatives subject to netting arrangements	7,101	5,939		1,162	203	—	959
Total derivatives not subject to netting arrangements	1,653	—		1,653	—	—	1,653
Total derivatives	8,754	5,939		2,815	203	—	2,612
Reverse repurchase agreements	112,245	76,040	(b)	36,205	36,205	—	—
Securities borrowing	10,588	—		10,588	10,286	—	302
Total	$131,587	$81,979		$49,608	$46,694	$—	$2,914

(a)	Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative assets and financial assets at Dec. 31, 2017
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized in the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$5,915	$5,075		$840	$178	$—	$662
Foreign exchange contracts	4,666	3,720		946	116	—	830
Equity and other contracts	67	50		17	—	—	17
Total derivatives subject to netting arrangements	10,648	8,845		1,803	294	—	1,509
Total derivatives not subject to netting arrangements	1,288	—		1,288	—	—	1,288
Total derivatives	11,936	8,845		3,091	294	—	2,797
Reverse repurchase agreements	42,784	25,848	(b)	16,936	16,923	—	13
Securities borrowing	11,199	—		11,199	10,858	—	341
Total	$65,919	$34,693		$31,226	$28,075	$—	$3,151

(a)	Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2018				Net liabilities recognized in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$3,144	$2,508		$636	$547	$—	$89
Foreign exchange contracts	4,747	3,626		1,121	187	—	934
Equity and other contracts	75	36		39	37	—	2
Total derivatives subject to netting arrangements	7,966	6,170		1,796	771	—	1,025
Total derivatives not subject to netting arrangements	572	—		572	—	—	572
Total derivatives	8,538	6,170		2,368	771	—	1,597
Repurchase agreements	84,665	76,040	(b)	8,625	8,625	—	—
Securities lending	997	—		997	937	—	60
Total	$94,200	$82,210		$11,990	$10,333	$—	$1,657

(a)	Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)	Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2017				Net liabilities recognized in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$6,810	$5,495		$1,315	$1,222	$—	$93
Foreign exchange contracts	4,765	3,221		1,544	177	—	1,367
Equity and other contracts	143	81		62	58	—	4
Total derivatives subject to netting arrangements	11,718	8,797		2,921	1,457	—	1,464
Total derivatives not subject to netting arrangements	655	—		655	—	—	655
Total derivatives	12,373	8,797		3,576	1,457	—	2,119
Repurchase agreements	33,908	25,848	(b)	8,060	8,059	—	1
Securities lending	2,186	—		2,186	2,091	—	95
Total	$48,467	$34,645		$13,822	$11,607	$—	$2,215

(a)	Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)	Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.
Secured borrowings

The following table presents the contract value of repurchase agreements and securities lending transactions accounted for as secured borrowings by the type of collateral provided to counterparties.

Repurchase agreements and securities lending transactions accounted for as secured borrowings
	Dec. 31, 2018				Dec. 31, 2017
	Remaining contractual maturity			Total	Remaining contractual maturity			Total
(in millions)	Overnight and continuous	Up to 30 days	30 days or more		Overnight and continuous	Up to 30 days	30 days or more
Repurchase agreements:
U.S. Treasury	$76,822	$—	$—	$76,822	$26,883	$11	$—	$26,894
U.S. government agencies	759	—	—	759	570	180	—	750
Agency RMBS	3,184	—	4	3,188	2,574	109	—	2,683
Corporate bonds	416	—	1,413	1,829	373	—	1,052	1,425
Other debt securities	271	—	1,106	1,377	253	—	731	984
Equity securities	163	—	527	690	655	—	517	1,172
Total	$81,615	$—	$3,050	$84,665	$31,308	$300	$2,300	$33,908
Securities lending:
U.S. government agencies	$7	$—	$—	$7	$72	$—	$—	$72
Other debt securities	294	—	—	294	316	—	—	316
Equity securities	696	—	—	696	1,798	—	—	1,798
Total	$997	$—	$—	$997	$2,186	$—	$—	$2,186
Total borrowings	$82,612	$—	$3,050	$85,662	$33,494	$300	$2,300	$36,094

BNY Mellon’s repurchase agreements and securities lending transactions primarily encounter risk associated with liquidity. We are required to pledge collateral based on predetermined terms within the agreements. If we were to experience a decline in the fair value of the collateral pledged for these transactions, we could be required to provide additional collateral to the counterparty, therefore decreasing the amount of assets available for other liquidity needs that may arise. BNY Mellon also offers tri-party collateral agency services in the tri-party repo market where we are exposed to credit risk. In order to mitigate this risk, we require dealers to fully secure intraday credit.